Performance Management - Boyd Watterson Limited Duration Enhanced Income Fund	Oct. 23, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I2 shares for each of the last 10 calendar years. Although Class I has similar annual returns to Class I2 shares because the classes are invested in the same portfolio of securities, the returns for Class I shares are different from Class I2 shares because Class I shares have different expenses after fee waiver than Class I2 shares. The performance table compares the performance of each share class over time to the performance of a broad-based market index and two supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of the Boyd Watterson Limited Duration Mid-Grade Fund, LLC (the ”Predecessor Fund”) in a tax-free reorganization on July 29, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I2 shares of the Fund. The performance information set forth below includes the historical performance of the Predecessor Fund for periods prior to the reorganization. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Updated performance information is available at no cost by visiting www.boydwattersonfunds.com or by calling 1-877-345-9597.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I2 shares for each of the last 10 calendar years.
Bar Chart [Heading]	Class I2 Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	6/30/2020	6.61%
Worst Quarter	3/31/2020	-5.58%
The Fund’s year-to-date return as of September 30, 2025 was 5.45%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	5.45%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception(2)
Class I2 shares(1)
Return before taxes	6.63%	3.96%	3.94%	–
Return after taxes on distributions	4.19%	2.16%	2.53%	–
Return after taxes on distributions and sale of fund shares	3.90%	2.25%	2.43%	–
Class I shares
Return before taxes	6.52%	3.75%	–	3.71%
Bloomberg U.S. 1-3 Year Government/Credit Index(3) (reflects no deduction for fees, expenses or taxes)	4.36%	1.58%	1.63%	1.78%
Bloomberg U.S. 1-5 Year Government/Credit Index(4) (reflects no deduction for fees, expenses or taxes)	3.76%	1.29%	1.66%	1.70%
Bloomberg U.S. Aggregate Bond Index(5) (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	1.11%

(1)	As a result of the different tax treatment of the Predecessor Fund, we are unable to calculate after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions.
(2)	Since April 13, 2017.
(3)	The Bloomberg U.S. 1-3 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years. Investors cannot invest directly in an index.
(4)	The Bloomberg U.S. 1-5 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years. Investors cannot invest directly in an index.
(5)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index measures the performance of that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I2 shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I2 shares.

Performance Availability Website Address [Text]	www.boydwattersonfunds.com
Performance Availability Phone [Text]	1-877-345-9597